CONSOLIDATED STATEMENTS OF EARNINGS (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Tax effect of discontinued operation	$ (38)	$ (119)	$ (122)	$ (70)